4. Property and equipment, net	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property and equipment, net

Property and equipment consist of the following at November 30, 2014 and 2013, respectively:

	November 30,	November 30,
	2014	2013
Office equipment	$3,438	$1,439
Less accumulated depreciation	(565)	(144)
	$2,873	$1,295

Depreciation and amortization expense totaled $421 and $144 for the years ended November 30, 2014 and 2013, respectively.